Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Central Index Key	dei_EntityCentralIndexKey	0001496999
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Prospectus Summary) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Prospectus Summary) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABHMX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Prospectus Summary) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Prospectus Summary) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Prospectus Summary) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHMFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTXBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Prospectus Summary) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (Prospectus Summary) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (Prospectus Summary) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYABX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (Prospectus Summary) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (Prospectus Summary) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK (Prospectus Summary) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYAFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Prospectus Summary) | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Prospectus Summary) | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Prospectus Summary) | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASTFX